Intangible Assets - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Goodwill impairment recognised	£ 0	£ 0
Increase/(decrease) in discount rate percentage	(0.30%)
Discount rate percentage	10.50%	10.80%